Statements Of Financial Highlights		12 Months Ended
		Dec. 31, 2018 USD ($) $ / item		Dec. 31, 2017 USD ($) $ / item		Dec. 31, 2016 USD ($) $ / item
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	(60.50)		(75.70)		(78.67)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		26.34		98.66		182.58
Net gain (losses) from U.S. Treasury notes	[1]	1.33		(0.78)		0.33
Net income (loss) from operations		(32.83)		22.18		104.24
Less: profit share allocated to Managing Owner						0.00
Net income (loss) after profit share allocation		(32.83)		22.18		104.24
Net asset value per unit, beginning of period | $		$ 1,218.29		$ 1,196.11		$ 1,091.87
Net asset value per unit, end of period | $		$ 1,185.46		$ 1,218.29		$ 1,196.11
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(5.27%)		(6.24%)		(6.55%)
Total expenses	[2]	6.89%		7.03%		6.97%
Profit share allocation	[2],[3]					0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	6.89%		7.03%		6.97%
Total return before profit share allocation	[2]	(2.69%)		1.85%		9.55%
Less: Profit share allocation	[2]					0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	(2.69%)		1.85%		9.55%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]			(24.48)	[4]	(40.26)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts				98.11	[4]	282.10
Net gain (losses) from U.S. Treasury notes	[1]			0.13	[4]	2.49
Net income (loss) from operations				73.76	[4]	244.33
Less: profit share allocated to Managing Owner				13.60	[4]	87.35
Net income (loss) after profit share allocation				60.16	[4]	156.98
Net asset value per unit, beginning of period | $		$ 1,582.44	[4]	$ 1,522.28	[4]	$ 1,365.30
Net asset value per unit, end of period | $	[4]			$ 1,582.44		$ 1,522.28
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]			(2.36%)	[4]	(2.70%)
Total expenses	[2]			3.06%	[4]	3.07%
Profit share allocation	[2],[3]			0.87%	[4]	5.86%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]			3.93%	[4]	8.93%
Total return before profit share allocation	[2]			4.82%	[4]	17.36%
Less: Profit share allocation	[2]			0.87%	[4]	5.86%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]			3.95%	[4]	11.50%
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	(15.19)		(33.47)		(36.53)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		43.07		134.29		234.99
Net gain (losses) from U.S. Treasury notes	[1]	1.92		(1.20)		0.30
Net income (loss) from operations		29.80		99.62		198.76
Less: profit share allocated to Managing Owner		(2.92)		17.63		37.29
Net income (loss) after profit share allocation		26.88		81.99		161.47
Net asset value per unit, beginning of period | $		$ 1,627.18		$ 1,545.19		$ 1,383.72
Net asset value per unit, end of period | $		$ 1,654.06		$ 1,627.18		$ 1,545.19
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(0.97%)		(2.10%)		(2.40%)
Total expenses	[2]	2.61%		2.91%		2.82%
Profit share allocation	[2],[3]	0.19%		1.11%		2.45%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	2.80%		4.02%		5.27%
Total return before profit share allocation	[2]	1.84%		6.42%		14.12%
Less: Profit share allocation	[2]	0.19%		1.11%		2.45%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	1.65%		5.31%		11.67%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	15.52		(2.83)		(6.17)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts		54.67		161.05		270.12
Net gain (losses) from U.S. Treasury notes	[1]	2.40		(1.35)		0.35
Net income (loss) from operations		72.59		156.87		264.30
Less: profit share allocated to Managing Owner				0.00		0.00
Net income (loss) after profit share allocation		72.59		156.87		264.30
Net asset value per unit, beginning of period | $		$ 1,995.85		$ 1,838.98		$ 1,574.68
Net asset value per unit, end of period | $		$ 2,068.44		$ 1,995.85		$ 1,838.98
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	0.80%		(0.15%)		(0.34%)
Total expenses	[2]	0.85%		0.94%		0.76%
Profit share allocation	[2],[3]			0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	0.85%		0.94%		0.76%
Total return before profit share allocation	[2]	3.64%		8.53%		16.78%
Less: Profit share allocation	[2]			0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	3.64%		8.53%		16.78%
Series 5 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1],[5]	(16.57)
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	[5]	132.86
Net gain (losses) from U.S. Treasury notes	[1],[5]	1.71
Net income (loss) from operations	[5]	118.00
Less: profit share allocated to Managing Owner	[5]	(28.44)
Net income (loss) after profit share allocation	[5]	89.56
Net asset value per unit, beginning of period | $	[5]	$ 1,500.00
Net asset value per unit, end of period | $	[5]	$ 1,589.56		$ 1,500.00
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2],[5]	(1.43%)
Total expenses	[2],[5]	3.36%
Profit share allocation	[2],[3],[5]	1.84%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2],[5]	5.20%
Total return before profit share allocation	[2],[5]	7.81%
Less: Profit share allocation	[2],[5]	1.84%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2],[5]	5.97%

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	Periods less than one year are annualized.
[3]	The combination of a February 2016 redemption reducing the average capital for Series 2, along with crystallized fees on that redemption, contributed to a larger profit share allocation ratio for Series 2 compared to Series 3.
[4]	For the eight months ended August 31, 2017, date of full redemption.
[5]	Series 5 Units were first issued on April 1, 2018.